Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Shares exchanged with Peoples Southern Bank shareholders, shares		222,360
Exercise of stock options and warrants, shares	15,725	28,450	25,096
Issuance of common stock, Shares		327,362	4,204
Purchase of treasury stock	10,096	5,544	25,056
Sale of treasury shares	11,539	17,218	12,967
Dividends declared, per share	$ 0.33	$ 0.27	$ 0.25